INCOME TAXES (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended					69 Months Ended
	Dec. 31, 2008	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2013
INCOME TAXES [Abstract]
Operating Losses	$ 14,319	$ 950,117	$ 227,562	$ 21,466	$ 36,316		$ 1,249,780
Statutory tax rate		35.00%	35.00%
Net operating loss carryforwards, expiration date							Jan. 01, 2028